DISCONTINUED OPERATIONS (Schedule of Loss Per Share From The Discontinued Operations) (Details)	12 Months Ended
	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 ¥ / shares	Dec. 29, 2017 $ / shares	Dec. 31, 2016 ¥ / shares
Loss per share from the discontinued operations (Presented in CNY per share)
Basic | ¥ / shares		¥ (0.95)		¥ (0.74)
Diluted | ¥ / shares		¥ (0.95)		¥ (0.74)
Discontinued operation of Double Grow [Member]
Loss per share from the discontinued operations (Presented in CNY per share)
Basic | $ / shares			$ (0.95)
Diluted | $ / shares			$ (0.95)